Associates and Joint Ventures - Narrative (Details) € in Millions, £ in Millions, premise in Millions, home in Millions, R$ in Millions, $ in Millions														1 Months Ended			7 Months Ended	12 Months Ended						31 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 15, 2022 home	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 GBP (£)	Jul. 29, 2022	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jan. 12, 2022 EUR (€)	Jan. 12, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 02, 2021 EUR (€)	Jul. 02, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Jul. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023	Dec. 31, 2022 EUR (€) city premise	Dec. 31, 2022 GBP (£) city premise	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2023	May 24, 2022	Jan. 11, 2022	Dec. 31, 2021 GBP (£)	Jul. 01, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Additions																					€ 73
Gains (losses) on remeasurements of defined benefit plans																			€ 70		€ 487		€ 33
Valuation assumption, discount rate (in percentage)																			7.30%	7.30%	6.90%	6.90%
Valuation assumption, perpetuity growth rate (in percentage)																			1.00%	1.00%
Valuation assumption, weighted average cost of capital, increase (decrease)	0.18%																		0.18%
Valuation assumption, perpetuity growth rate, increase (decrease)	(0.22%)																		(0.22%)
Valuation assumption, increase (decrease) in EBITDA margin	100.00%																		100.00%
Valuation assumption, increase (decrease) in long term investment ratio	1.10%																		1.10%
Number of premises covered by fiber optic roll out | home			5
Number of additional possible premises covered by fiber optic | home			2
Revenues																			€ 39,993		€ 39,277		43,076
Daytona Midco SL.
Disclosure Of Joint Ventures And Associates [Line Items]
Additions																€ 81
Proportion of voting equity transferred (as a percent)																13.94%
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Expenses from operations with associates and joint ventures																			121		50
Alamo HoldCo S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue from operations with associates and joint ventures																			88		€ 52
Expenses from operations with associates and joint ventures																			39
Onnet Fibra Colombia S.A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue from operations with associates and joint ventures																			97
Telefónica Chile, S.A. | InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture, disposal											0.40			0.40			0.40				0.40						0.40
Telefónica Chile, S.A. | InfraCo, SpA | Loans and receivables, category [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	€ 75										€ 87			€ 87			€ 87		75		€ 87
Telefonica Colombia | KKR Alameda Aggregator L.P.
Disclosure Of Joint Ventures And Associates [Line Items]
Consideration received									€ 165	$ 187
Colombia Telecomunicaciones, S.A., ESP | Alamo HoldCo S.L. and Onnet Fibra Colombia SAS | Loans and receivables, category [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	82																		82
Colombia Telecomunicaciones, S.A., ESP | Alamo HoldCo S.L. and Onnet Fibra Colombia SAS | Trade receivables
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	59																		59
Colombia Telecomunicaciones, S.A., ESP | Onnet Fibra Colombia S.A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term contractual liabilities to associates and joint ventures	82																		€ 82
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Additions																€ 75
Proportion of voting equity transferred (as a percent)																60.00%
InfraCo, SpA | Telefónica Chile, S.A. | KKR Alameda Aggregator L.P.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of voting equity transferred (as a percent)											60.00%			60.00%			60.00%				60.00%						60.00%	60.00%
Prosegur Soluciones S.A.U. | Movistar Prosegur Alarmas
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)																			50.00%	50.00%	50.00%	50.00%
Proportion of ownership interest in equity method investment																100.00%
Alamo HoldCo S.L. | Telefonica Colombia | KKR Alameda Aggregator L.P.
Disclosure Of Joint Ventures And Associates [Line Items]
Consideration received | $										$ 28
Gains (losses) on disposals of property, plant and equipment																			€ 162
Proportion of share capital acquired (as a percent)																										40.00%
Daytona Midco SL. | Telefonica Indra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Additions																			41
Daytona Midco SL. | Telefonica Indra, S.L. | Asterion Industrial Partners SGEIC
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of share capital acquired (as a percent)																									20.00%
Unsere Grüne Glasfaser
Disclosure Of Joint Ventures And Associates [Line Items]
Additions																			50		€ 27
Unsere Grüne Glasfaser | Derivative instruments
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax																			69
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Gains (losses) on exchange differences on translation of foreign operations, net of tax																			627
Gains (losses) on remeasurements of defined benefit plans																			€ 106
Forecast | Minimum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, revenue growth rate (in percentage)																								0.00%
Valuation assumption, EBITDA margin (in percentage)																								36.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)																								16.00%
Forecast | Maximum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, revenue growth rate (in percentage)																								3.00%
Valuation assumption, EBITDA margin (in percentage)																								40.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)																								22.00%
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)						50.00%													25.00%	25.00%
Opal Jvco Limited (nexfibre) | InfraVia Capital Partners
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)						50.00%
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Additions																					€ 12,012
Proportion of ownership interest in joint venture (as a percent)											50.00%						50.00%		50.00%	50.00%	50.00%	50.00%
Dividends received from joint ventures, classified as investing activities	439	£ 385		€ 324	£ 290		€ 146	£ 125						€ 187	£ 161				€ 909	£ 800	€ 187	£ 161
Number of premises passed | premise																			16.1	16.1
Number of cities with 5G network | city																			1,600	1,600
Commitments in relation to joint ventures	€ 6,877																		€ 6,877
Revenues																	€ 7,223		€ 12,155
VMO2 | O2 Holdings Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures											€ 253			€ 253			€ 253				€ 253						£ 213
VMO2 | Forecast
Disclosure Of Joint Ventures And Associates [Line Items]
Population coverage by 5G networks (in percentage)																		50.00%
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)																			50.00%	50.00%	50.00%	50.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefónica Infra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)												50.00%	50.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefonica Brasil, S.A. & FiBrasil Infraestructura e Fibra Otica S.A. | Telefónica Infra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)												25.00%	25.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefonica Brasil, S.A. & FiBrasil Infraestructura e Fibra Otica S.A. | Caisse de depot et placement du Quebec
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)												50.00%	50.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Maximum | Telefónica Infra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Purchase of interests in investments accounted for using equity method												€ 267	R$ 1,800
Tesco Mobile Ltd.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenues																					€ 98		€ 232